Leases - Schedule of components of lease costs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease expense	$ 221,552	$ 216,869
Variable lease cost	66,092	57,984
Total lease cost	$ 287,644	$ 274,853